Shareholders' equity - Summary of Other Reserves (Detail) - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Disclosure of reserves within equity [line items]
Balance, beginning of year		$ 101.2	$ 103.2
Share-based compensation expense		8.0	4.7
Net benefit on options exercised	[1]	(5.1)	(6.7)
Balance, end of year		$ 104.1	$ 101.2

[1]	Upon exercise of options, the net benefit is recorded as a reduction of other reserves and an increase to shareholders’ capital.